COMMITMENT AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) ft²
Lessee, Lease, Description [Line Items]
Office space under lease | ft²			33,529
Initial annual base rent			$ 2,500
Annual base rent for last twelve month period			2,700
Operating Lease, Expense	$ 481	$ 222
Operating Lease, Leasehold Improvements Allowance		1,000
Improvement allowance utilized	1,000
Letter of credit provided against lease cost		600	800
Proceeds from Issuance of Convertible Preferred Stock	71,256	714,534
Total lease cost	3,414	3,258
Cash payments	$ 3,900	3,000
Operating Lease, Weighted Average Remaining Lease Term	1 year 1 month 6 days
Weighted average discount rate	9.00%
Lease payments
2022	$ 3,255
2023	272
Total lease payments	3,527
Less: Imputed interest	(153)
Total future minimum lease obligations (lease liability)	3,374
Maximum
Lessee, Lease, Description [Line Items]
Operating Lease, Leasehold Improvements Allowance			$ 1,000
Series A Preferred Stock | Minimum
Lessee, Lease, Description [Line Items]
Value of shares		100,000
Research and development
Lessee, Lease, Description [Line Items]
Operating Lease, Cost	1,255	939
Variable Lease, Cost	387	240
General and administrative
Lessee, Lease, Description [Line Items]
Operating Lease, Cost	1,353	1,669
Variable Lease, Cost	$ 419	410
Property and equipment
Lessee, Lease, Description [Line Items]
Operating Lease, Leasehold Improvements Allowance		$ 1,000